LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Details of notes payable
Notes payable at December 31, 2012 and 2011 consisted of the following:

	As of December 31,
	2012	2011
	(in thousands)
Senior Notes Payable due May 15, 2020, interest rate of 9.75%, net of unamortized discount of $2.8 million	$597,212	$—
Various equipment and real estate notes payable with maturity dates February 2015 - November 2017, interest rates of 4.25% - 5.70%	18,548	17,389
Eureka Hunter Pipeline, LLC second lien term loan due August 16, 2018, interest rate of 12.5%	50,000	31,000
Second lien term loan due October 13, 2016, interest rate of 8% (1)	—	100,000
Senior revolving credit facility due April 13, 2016, interest rate of 3.56% at December 31, 2012	225,000	142,000
	$890,760	$290,389
Less: current portion	(3,991)	(4,565)
Total long-term debt	$886,769	$285,824
(1)  The Company’s second lien term loan was paid in full in May 2012 in connection with the issuance of the Company’s Senior Notes.

Summary of approximate annual maturities of debt	The following table presents the approximate annual maturities of debt, gross of unamortized discount:

(in thousands)
2013	$3,991
2014	4,368
2015	6,412
2016	227,628
2017	1,149
Thereafter	650,000
$893,548